Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Schedule of goodwill and intangible assets

EURm	Goodwill	Intangible assets	Total
2025
Acquisition cost at 1 January	6 873	9 793	16 666
Additions	—	161	161
Acquisitions through business combinations(1)	833	1 111	1 944
Disposals and retirements	—	(14)	(14)
Translation differences	(596)	(607)	(1 203)
Acquisition cost at 31 December	7 110	10 444	17 554
Accumulated amortization and impairment charges at 1 January	(1 137)	(8 991)	(10 128)
Amortization	—	(521)	(521)
Impairment	—	(18)	(18)
Disposals and retirements	—	12	12
Translation differences	23	473	496
Accumulated amortization and impairment charges at 31 December	(1 114)	(9 045)	(10 159)
Net book value at 1 January	5 736	802	6 538
Net book value at 31 December	5 996	1 399	7 395
2024
Acquisition cost at 1 January	6 629	9 893	16 522
Additions	—	97	97
Acquisitions through business combinations	33	—	33
Assets held for sale	(38)	(170)	(208)
Disposals and retirements	(11)	(282)	(293)
Translation differences	260	255	515
Acquisition cost at 31 December	6 873	9 793	16 666
Accumulated amortization and impairment charges at 1 January	(1 125)	(8 807)	(9 932)
Amortization	—	(390)	(390)
Assets held for sale	—	165	165
Disposals and retirements	—	278	278
Translation differences	(12)	(237)	(249)
Accumulated amortization and impairment charges at 31 December	(1 137)	(8 991)	(10 128)
Net book value at 1 January	5 504	1 086	6 590
Net book value at 31 December	5 736	802	6 538
(1)In 2025, acquisitions through business combinations relates to the acquisition of Infinera. For more information, refer to Note 6.2. Acquisitions.

Schedule of net book value of intangible assets by type of asset	Net book value of intangible assets by type of
asset

EURm	2025	2024
Customer relationships	548	317
Patents and licenses	341	304
Technologies and IPR&D	269	12
Tradenames and other	98	51
Intangible assets under construction	143	118
Total	1 399	802

Schedule of weighted average remaining amortization period	Weighted average remaining amortization period

Years	31 December 2025
Customer relationships	11
Patents and licenses	7
Technologies and IPR&D	3
Tradenames and other	2

Schedule of allocation of goodwill	The following table presents the allocation of goodwill to groups of CGUs at 31 December:

EURm	2025	2024
Network Infrastructure	3 323	2 831
Cloud and Network Services(1)	440	559
Mobile Networks(1)	2 233	2 346
(1)In 2025, includes EUR 79 million of goodwill reallocation from Cloud and Network Services to Mobile Networks related to the transfer of Managed Services

Schedule of terminal growth rate and post-tax discount rate applied in impairment test	Terminal growth rate and post-tax discount rate applied in the impairment test for the groups of
CGUs:

	Terminal growth rate		Post-tax discount rate
Key assumption %	2025	2024	2025	2024
Network Infrastructure	2.0%	1.5%	9.5%	9.4%
Cloud and Network Services	1.0%	1.5%	7.6%	8.0%
Mobile Networks	1.0%	1.0%	7.8%	8.4%